Commitments - Capital commitments (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Commitments
Contracted but not provided for assets	¥ 8
Property, plant and equipment [member]
Commitments
Contracted but not provided for assets	¥ 8